CONTINGENT LIABILITIES AND PROVISIONS (Details) - USD ($)					12 Months Ended		13 Months Ended
	Nov. 17, 2017	Nov. 13, 2017	Jun. 16, 2017	Nov. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Jan. 18, 2017	Dec. 31, 2016	Oct. 31, 2016	May 19, 2016
Disclosure of contingent liabilities
Jury award									$ 70,000,000
Enhanced legal damage									21,000,000
Pre-judgement interest									$ 20,675,154
Post-judgement accrual per day				$ 2,354
Gross proceeds from 2017 financing						$ 65,324,997
Settlement Provision					$ 2,749,968
CardiAQ
Disclosure of contingent liabilities
Damages award recognized			$ 0
Jury award											$ 70,000,000
Enhanced legal damage										$ 21,000,000
Cash released from escrow deposit		$ 70,000,000
Pre-judgement interest								$ 20,675,154
Post-judgement accrual per day							$ 2,354
Litigation damages and interest awarded		$ 112,000,000
Amount of financing proceeds used to settle the damages and interest awards	$ 42,000,000
Endovalve
Disclosure of contingent liabilities
Settlement Provision					$ 2,749,968